PZENA MID CAP VALUE FUND
Investor Class: PZVMX
Institutional Class: PZIMX

PZENA SMALL CAP VALUE FUND
Investor Class: PZVSX
Institutional Class: PZISX

PZENA EMERGING MARKETS VALUE FUND
Investor Class: PZVEX
Institutional Class: PZIEX

PZENA LONG/SHORT VALUE FUND
Investor Class: PZVLX
Institutional Class: PZILX

PZENA INTERNATIONAL SMALL CAP VALUE FUND
Investor Class: PZVIX
Institutional Class: PZIIX

Supplement dated May 26, 2020, to the
Statutory Prospectus dated June 28, 2019

1.	The relevant information under the sections entitled "Principal Risks" on pages 4, 11, 17, 23, and 30 of the Funds' Statutory Prospectus is deleted and replaced with the following:

Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund's investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

2.
The relevant information under the section entitled "Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings Information" on page 41 of the Funds' Statutory Prospectus is deleted and replaced with the following:

Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

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Please retain this supplement for your reference.

PZENA MID CAP VALUE FUND
Investor Class: PZVMX
Institutional Class: PZIMX

PZENA SMALL CAP VALUE FUND
Investor Class: PZVSX
Institutional Class: PZISX

PZENA EMERGING MARKETS VALUE FUND
Investor Class: PZVEX
Institutional Class: PZIEX

PZENA LONG/SHORT VALUE FUND
Investor Class: PZVLX
Institutional Class: PZILX

PZENA INTERNATIONAL SMALL CAP VALUE FUND
Investor Class: PZVIX
Institutional Class: PZIIX

Supplement dated May 26, 2020, to the
Statement of Additional Information ("SAI") dated June 28, 2019

The relevant information under the section entitled "Investment Policies and Risks" on page 2 of the Funds' SAI is deleted and replaced with the following:

Market and Regulatory Risk.
Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, pandemics, epidemics and other similar circumstances in one or more countries or region. Therefore it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Funds’ investments may be negatively affected.
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Please retain this supplement for your reference.